OTHER PAYABLES AND ACCRUED EXPENSES (Details) - CNY (¥) ¥ in Thousands	Aug. 06, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Payables And Accrued Expenses
Payable for purchase of plant and equipment		¥ 622	¥ 1,000
Professional fee payable		4,751	1,580
Salaries and bonus payable		12,360	7,626
Accrued interest		398
Deferred government subsidies		363	363
Payable for penalty		6,483
Payable for third party		12,424	4,230
Borrowing for third party		18,624
Stock issuance and options		8,202
Others		44	3,146
Other payables and accrued expenses		64,271	¥ 17,945
Beijing Origin
Other Payables And Accrued Expenses
Borrowing from third party		¥ 168,000
Borrowing interest rate	4.60%